ING INVESTORS TRUST

ING Janus Contrarian Portfolio

(the "Portfolio")

Supplement dated June 30, 2011

to the Portfolio's Adviser Class ("Class ADV"), Institutional Class ("Class I"),

Service Class ("Class S") Prospectus and Service 2 Class ("Class S2") Prospectus

each dated April 29, 2010

(each a "Prospectus" and collectively "Prospectuses")

On June 24, 2011, the Portfolio's Board of Trustees ("Board") approved a change with respect to the Portfolio's sub-adviser from Janus Capital Management LLC to ING Investment Management Co. ("ING IM") with related changes to the Portfolio's name, investment objective, principal investment strategies and expense structure. The changes to the Portfolio's name, principal investment strategies and expense structure will be effective on or about July 1, 2011. The change in the Portfolio's investment objective will be effective on or about September 15, 2011. Beginning July 1, 2011 through July 20, 2011, a transition manager will begin transitioning the Portfolio's securities to align the Portfolio with the new investment strategies. During this transition period, the Portfolio may not be pursuing its investment objective and strategies, and limitations on permissible investments and restrictions will not apply. Effective on or about July 21, 2011, ING IM will begin managing the Portfolio under an interim sub-advisory agreement. This agreement may be in effect for 150 days until a shareholder meeting is held to approve the Portfolio's new sub-advisory agreement. In addition, the Portfolio's Board also approved a proposal to reorganize the Portfolio with and into ING Growth and Income Portfolio (the "Reorganization") which is also contingent upon approval by ING Growth and Income Portfolio's Board of Trustees. The Portfolio will notify shareholders if ING Growth and Income Portfolio's Board of Trustees do not approve the merger. The proposal to enter into a permanent sub-advisory agreement with ING IM as well as the proposal for the Reorganization require approval by the Portfolio's shareholders.A Proxy Statement/Prospectus detailing the proposals is expected to be mailed to shareholders on or September 28, 2011, and a shareholder meeting is scheduled to be held on or about November 4, 2011, The Portfolio will notify shareholders if shareholder approval of the proposals is not obtained. If shareholder approval is obtained, a new sub-advisory agreement with ING IM will be effective on or about November 4, 2011 The Reorganization is scheduled to take place during the first quarter of 2012.

1.	Effective on or about July 1, 2011, the Portfolio's Prospectuses are revised as follows:

a.	All references to "ING Janus Contrarian Portfolio" are hereby deleted and replaced with "ING Core Growth and Income Portfolio."

b.	The section entitled "Investment Objective" of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

INVESTMENT OBJECTIVE

Prior to September 15, 2011, the Portfolio's investment objective is to seek capital appreciation.

Effective September 15, 2011, the Portfolio's investment objective will be to seek to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

c.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class ADV Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.79%
Distribution and/or Shareholder Service (12b-1) Fees	0.75%
Other Expenses	None
Total Annual Portfolio Operating Expenses	1.54%
Waivers and Reimbursements [2]	(0.49)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.05%

[1]	Expense ratios have been adjusted to reflect current expense rates.
[2]

The adviser is contractually obligated to limit expenses to 1.20% for Class ADV through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.15% of the distribution fee through May 1, 2012. There is no guarantee that the distribution fee waiver will continue after May 1, 2012. Last, the distributor is contractually obligated to waive an additional 0.15% of the distribution fee through May 1, 2013. There is no guarantee that the distribution fee waiver will continue after May 1, 2013. The distribution fee waivers will only renew if the distributor elects to renew them.

d.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Examples" of the Portfolio's Class ADV Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$107	407	728	1,639

e.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.79%
Distribution and/or Shareholder Service (12b-1) Fees	None
Other Expenses	None
Total Annual Fund Operating Expenses	0.79%
Waivers and Reimbursements [2]	(0.19)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.60%

[1]	Expense ratios have been adjusted to reflect current expense rates.
[2]

The adviser is contractually obligated to limit expenses to 0.60% for Class I shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.

f.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class I Prospectus is hereby deleted and replaced with the following:

Class	1Yr	3Yrs	5Yrs	10Yrs
I	$61	233	420	960

g.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.79%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%
Other Expenses	None
Total Annual Portfolio Operating Expenses	1.04%
Waivers and Reimbursements [2]	(0.19)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.85%

[1]	Expense ratios have been adjusted to reflect current expense rates.
[2]

The adviser is contractually obligated to limit expenses to 0.85% for Class S shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.

h.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class S Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$87	312	556	1,254

i.

The table and accompanying footnotes in the section entitled "Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses" of the Portfolio's Class S2 Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	S2
Management Fee	0.79%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Other Expenses	None
Total Annual Portfolio Operating Expenses	1.29%
Waivers and Reimbursements [2]	(0.29)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.00%

[1]	Expense ratios have been adjusted to reflect current expense rates.
[2]

The adviser is contractually obligated to limit expenses to 1.00% for Class S2 shares through May 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses. This obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years. In addition, the distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2012. There is no guarantee that the distribution fee waiver will continue after May 1, 2012. The distribution fee waiver will continue only if the distributor elects to renew it.

j.	The table in the section entitled "Fees and Expenses of the Portfolio – Expense Example" of the Portfolio's Class S2 Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$	102	359	636	1,426

k.	The section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

PRINICIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the sub-adviser ("Sub-Adviser") believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

The Portfolio may invest in certain higher risk investments such as derivative instruments, including, but not limited to, put and call options. The Portfolio typically uses derivatives to seek to reduce exposure to volatility and to substitute for taking a position in the underlying asset.

The Portfolio may also invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended and the rules, regulations, and exemptive orders thereunder ("1940 Act").

In managing the Portfolio, the Sub-Adviser: emphasizes stocks of larger companies; looks to strategically invest the Portfolio's assets in stocks of mid-sized companies and up to 25% of its total assets in stock of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

l.	The section entitled "Principal Risks" of the Portfolio's Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE